Segment Information - Schedule of Key Metrics Reviewed to Evaluate Company's Performance (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2024	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2025	Nov. 30, 2025
Schedule of Key Metrics Reviewed to Evaluate Company's Performance [Line Items]
Cash		$ 1,522		$ 1,522		$ 432
Cash and investments held in Trust Account		235,645,815		235,645,815
General, formation and operational costs	1,275	233,398	$ 71,471	1,284,850	$ 167,328	204,391
Interest earned on cash and investments held in Trust Account		2,109,367		5,820,815
Prepaid expenses		129,668		129,668		25,000
Deferred offering costs	$ 15,000					339,249
Single Reportable Segment [Member]
Schedule of Key Metrics Reviewed to Evaluate Company's Performance [Line Items]
Cash		1,522		1,522		432
Cash and investments held in Trust Account		235,645,815		235,645,815
General, formation and operational costs		233,398	71,471	1,284,850	167,328
Interest earned on cash and investments held in Trust Account		$ 2,109,367		$ 5,820,815